Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill, Beginning, Balance	$ 91,002	$ 63,308
Business combination	1,723	26,830
Measurement period adjustments	642	389
Foreign currency translation adjustments	4,822	475
Goodwill, Ending, Balance	98,189	91,002
IT professional services [Member]
Goodwill [Line Items]
Goodwill, Beginning, Balance	43,874	34,150
Business combination	1,723	9,113
Measurement period adjustments	614	389
Foreign currency translation adjustments	2,192	222
Goodwill, Ending, Balance	48,403	43,874
Software services [Member]
Goodwill [Line Items]
Goodwill, Beginning, Balance	47,128	29,158
Business combination		17,717
Measurement period adjustments	28
Foreign currency translation adjustments	2,630	253
Goodwill, Ending, Balance	$ 49,786	$ 47,128